Supplemental Cash Flow Information	12 Months Ended
Jan. 03, 2015
Supplemental Cash Flow Information
Supplemental Cash Flow Information

16. Supplemental Cash Flow Information

        The following table summarizes supplemental cash flow information (in thousands):

Fiscal Year	2014	2013	2012
Cash paid during the year for:
Interest	$15,924	$9,450	$5,155
Income taxes	$167,702	$167,624	$105,433
Supplemental disclosures of non-cash investing and financing activities:
Additions to property, plant and equipment included in accounts payable	$5,030	$8,317	$11,713
Additions to property, plant and equipment acquired under capital leases	$1,180	$1,068	$4,884
Issuance of common stock for acquisition	$0	$0	$19,899